Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent events
Subsequent events

(33) Subsequent events

(a)GigaGen, Inc.

As at March 8, 2021 Grifols has acquired 59.11% of shares of GigaGen Inc. (GigaGen) to reach 100% of its share capital and thus becoming a Group company for a base amount of US Dollars 80 million. Grifols will finance the operation with its own funds, with no need to issue debt. Half of the consideration has been paid at the closing date and the remaining amount will be paid one year after closing. This agreement is in alignment with Grifols’ R+D+i strategy, grounded in an integrated approach that encompasses both in-house projects and investee-led initiatives whose research complements its core operations. Prior to this transaction, the previous percentage stake in GigaGen was recorded using the equity method and therefore, the difference between the fair value of the previous investment and the book value estimated on US Dollars 43 million has been recognized as income under “Profit/(Loss) of equity accounted investees” in the consolidated statement of profit and loss.

(a)	Acquisition of plasma donation centers from BPL Plasma, Inc.

As at February 28, 2021 Grifols acquired 25 U.S.-based plasma centers from BPL Plasma Inc, which obtain a run-rate of 1 million liters of plasma per year. Following this acquisition, the company will immediately increase its plasma supply. The US Dollars 382 million transaction received the applicable regulatory clearances and will be financed with Grifols’ own resources, without issuing debt.

In accordance with the company’s strategic plan to advance its plasma-collection leadership, this transaction expands, reinforces and diversifies Grifols’ network of centers and capacity to supply life-enhancing plasma-derived medicines to patients.

At the date of issue of these consolidated financial statements the Group did not have all the necessary information to determine the definitive fair value of intangible assets, liabilities and contingent liabilities acquired in the business combination.

Details of the aggregate business combination cost, the provisional fair value of the net assets acquired and provisional goodwill at the acquisition date (or the amount by which the business combination cost exceeds the fair value of the net assets acquired) are provided below. The values shown in the table below should be considered provisional.

For practical purposes, for the present transaction, the exchange rate Euro / Dollar 1.217 was used for all purposes.

	Thousand of Euros	Thousand of US Dollars
Cost of the business combination Cash paid	313,887	382,000
Total business combination cost	313,887	382,000
Fair value of net assets acquired	14,317	17,424
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	299,569	364,576

Provisional goodwill generated in the acquisition is attributed to workforce and other expected benefits from the business combination of the assets and activities of the Group.

(b)	Buy-back Programme

The Board of Directors of Grifols, in its meeting held on 11 March 2021, resolved to implement a buy-back programme of Grifols’ own shares (the “Buy-back Programme”), in accordance with the authorisation granted by the Ordinary General Shareholders’ Meeting held on 9 October 2020 under item twelve of its agenda. The Buy-back Programme is carried out pursuant to the provisions of the Regulation (EU) No 596/2014 of the European Parliament and of the Council of 16 April 2014 on market abuse (market abuse regulation) (the “MAR”) and Commission Delegated Regulation (EU) 2016/1052 of 8 March 2016 supplementing Regulation (EU) No 596/2014 of the European Parliament and of the Council with regard to regulatory technical standards for the conditions applicable to buyback programmes and stabilisation measures (the “Delegated Regulation” with the exception of article 2 para. 1 a) of the Delegated Regulation. The Delegated Regulation together with the MAR, the “Buy-back Programme Rules”).

The Buy-back Programme is executed with the aim of using the own shares as a consideration in certain future acquisitions that Grifols may carry out (as Grifols has done in previous occasions). The maximum number of shares to be acquired under the Buy-back Programme is set at 6,875,549 Grifols' shares, specifically 4,261,298 Class A shares and 2,614,251 Class B shares, representing 1% approximately of the share capital of Grifols as of the date thereof. The maximum net investment is EUR 125,000,000. The purchase of Class A and Class B shares is made on a pro rata basis, in accordance with the Articles of Association.

Grifols has entrusted the execution of the Buy-back Programme to an independent bank. The bank will make its decisions regarding the number of shares, share price and time at which any share purchase is carried out, independently of and without influence of Grifols in accordance with the Buy-back Programme Rules. Grifols will thus not exercise control over the bank's decisions in this respect. The Buy-back Programme started on 12 March 2021 and will remain in force until 14 June 2021 (both days included). Nevertheless, Grifols reserves the right to early terminate the Buy-back Programme under certain circumstances.